3. Sulfatos Acquisition (Tables)	9 Months Ended
Sep. 30, 2013
Sulfatos Acquisition
Schedule of Supplemental Cash Flows Information

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Sulfatos Acquisition:

Twelve months
Ended
December 31, 2012
Prepaid expenses	$764,551
Equipment	3,289,521
Mining property	3,492,824
Land	549,310
Accounts payable	(447,343)
Notes payable	(2,580,399)
$5,068,464
Plus, cash acquired	892,294
Total value of acquisition	$5,960,758
Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

Schedule of historical cost values of the assets acquired and liabilities

 The following table summarizes the historical cost values of the assets acquired and liabilities assumed at the date of Sulfatos Acquisition. In accordance with US GAAP, the assets and liabilities acquired are carried over at their historical value because the transaction occurred between related parties.

At
February 15, 2012
Working Capital Items
Cash and cash equivalents	$892,294
Prepaid expenses and other	764,551
Accounts payable and accrued liabilities	(447,343)
Notes payable	(2,580,399)
Subtotal—Working Capital Items	(1,370,897)

Long-lived Assets:
Property & Equipment
Land	549,310
Mining property	3,492,824
FFE and Equipment	3,289,521
Subtotal—long-lived assets	7,331,655

Total value of acquisition	$5,960,758

Value of acquisition allocated to additional paid-in capital	$2,696,455
Value of acquisition allocated to minority interest	$3,264,303

Schedule of pro forma amounts

	Three Months Ended September 30,
	2012						2013
	Lustros, Inc.	Sulfatos Chile	Lustros Chile		Purchase	Pro
	Actual	Actual	Actual	Consolidated	Adjustments	Forma	Consolidated
Revenues	$–	$2,959	$–	$2,959	$–	$2,959	$66,580
Cost of goods sold	–	–	–	–	–	–	(168,228)
Operating expenses	(399,863)	(1,082,858)	(136,730)	(1,619,451)	(212,807)	(1,832,258)	(949,467)
Other expense	–	–	–	–	–	–	(358,287)
Interest expense	–	(2,858)	–	(2,858)	–	(2,858)	(49,006)
Net loss	$(399,863)	$(1,082,757)	$(136,730)	$(1,619,350)	$(212,807)	$(1,832,157)	$(1,458,408)

	Nine Months Ended September 30,
	2012						2013
	Lustros, Inc.	Sulfatos Chile	Lustros Chile		Purchase	Pro
	Actual	Actual	Actual	Consolidated	Adjustments	Forma	Consolidated
Revenues	$–	$54,900		$54,900	$–	$54,900	$66,580
Cost of goods sold	–	–	–	–	–	–	(168,228)
Operating expenses	(783,564)	(2,442,552)	(136,730)	(3,362,846)	(212,807)	(3,575,653)	(2,628,818)
Other expense	–	–	–	–	–	–	(91,693)
Interest expense	–	(4,023)	–	(4,023)	–	(4,023)	(283,780)
Net loss	$(783,564)	$(2,391,675)	$(136,730)	$(3,311,969)	$(212,807)	$(3,524,776)	$(3,105,939)